AST LARGE-CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 100.0%
Common Stocks
Aerospace & Defense — 1.5%
BWX Technologies, Inc.	8,400	$553,896
General Dynamics Corp.	42,100	7,643,676
Huntington Ingalls Industries, Inc.	8,700	1,790,895
Lockheed Martin Corp.	43,953	16,240,634
Northrop Grumman Corp.	36,821	11,916,748
Raytheon Technologies Corp.	217,436	16,801,280
		54,947,129
Automobiles — 1.3%
Ford Motor Co.*	748,100	9,164,225
General Motors Co.*	301,672	17,334,073
Tesla, Inc.*(a)	34,680	23,163,813
		49,662,111
Banks — 5.3%
Bank of America Corp.	802,299	31,040,948
Citigroup, Inc.	232,546	16,917,722
Huntington Bancshares, Inc.	256,429	4,031,064
JPMorgan Chase & Co.	333,541	50,774,946
Regions Financial Corp.	175,860	3,633,268
Truist Financial Corp.	754,713	44,014,862
U.S. Bancorp	253,000	13,993,430
Wells Fargo & Co.	808,384	31,583,563
		195,989,803
Beverages — 2.0%
Coca-Cola Co. (The)	666,093	35,109,762
Constellation Brands, Inc. (Class A Stock)	37,360	8,518,080
Diageo PLC (United Kingdom)	369,991	15,243,756
Monster Beverage Corp.*	5,000	455,450
Pernod Ricard SA (France)	71,809	13,455,121
		72,782,169
Biotechnology — 2.0%
AbbVie, Inc.	335,206	36,275,993
Biogen, Inc.*	21,185	5,926,504
Gilead Sciences, Inc.	226,644	14,648,002
Regeneron Pharmaceuticals, Inc.*	4,400	2,081,816
Vertex Pharmaceuticals, Inc.*	64,847	13,934,972
		72,867,287
Building Products — 0.7%
Johnson Controls International PLC	139,706	8,336,257
Masco Corp.	178,200	10,674,180
UFP Industries, Inc.	71,100	5,392,224
		24,402,661
Capital Markets — 3.5%
Ameriprise Financial, Inc.	115,263	26,792,884
Blackstone Group, Inc. (The)	135,981	10,134,664
Charles Schwab Corp. (The)	146,377	9,540,853
Evercore, Inc. (Class A Stock)	11,800	1,554,532
Federated Hermes, Inc.	77,600	2,428,880
Goldman Sachs Group, Inc. (The)	114,949	37,588,323
Morgan Stanley	230,552	17,904,668
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Nasdaq, Inc.	123,623	$18,229,448
Raymond James Financial, Inc.	25,900	3,174,304
		127,348,556
Chemicals — 2.6%
Celanese Corp.	32,800	4,913,768
Corteva, Inc.	160,500	7,482,510
DuPont de Nemours, Inc.	140,562	10,862,631
Eastman Chemical Co.	118,342	13,031,821
Element Solutions, Inc.	101,400	1,854,606
Huntsman Corp.	26,100	752,463
Mosaic Co. (The)	47,600	1,504,636
PPG Industries, Inc.	138,006	20,736,782
RPM International, Inc.	44,400	4,078,140
Sherwin-Williams Co. (The)	36,561	26,982,384
Westlake Chemical Corp.	17,900	1,589,341
		93,789,082
Commercial Services & Supplies — 0.1%
Herman Miller, Inc.	53,200	2,189,180
Communications Equipment — 0.7%
Cisco Systems, Inc.	455,651	23,561,713
Ubiquiti, Inc.	8,400	2,505,720
		26,067,433
Construction & Engineering — 0.3%
EMCOR Group, Inc.	25,600	2,871,296
Quanta Services, Inc.	87,071	7,660,507
		10,531,803
Consumer Finance — 0.8%
Capital One Financial Corp.	115,000	14,631,450
Discover Financial Services	13,900	1,320,361
OneMain Holdings, Inc.	41,900	2,250,868
SLM Corp.	47,400	851,778
Synchrony Financial	291,600	11,856,456
		30,910,913
Containers & Packaging — 0.7%
Crown Holdings, Inc.	252,226	24,476,011
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	24,880	6,356,094
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	681,414	20,626,402
Verizon Communications, Inc.	375,587	21,840,384
		42,466,786
Electric Utilities — 1.5%
American Electric Power Co., Inc.	88,726	7,515,092
Exelon Corp.	31,300	1,369,062
NextEra Energy, Inc.	379,212	28,672,219
NRG Energy, Inc.	36,531	1,378,315
Xcel Energy, Inc.	220,595	14,671,774
		53,606,462
A1

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment — 1.6%
Acuity Brands, Inc.(a)	46,300	$7,639,500
AMETEK, Inc.	118,000	15,072,140
Atkore, Inc.*	48,900	3,515,910
Eaton Corp. PLC	220,619	30,507,195
Emerson Electric Co.	37,500	3,383,250
		60,117,995
Electronic Equipment, Instruments & Components — 0.5%
Jabil, Inc.	58,000	3,025,280
SYNNEX Corp.	1,700	195,228
TE Connectivity Ltd.	99,729	12,876,011
Zebra Technologies Corp. (Class A Stock)*	2,300	1,115,914
		17,212,433
Entertainment — 1.6%
Activision Blizzard, Inc.	154,234	14,343,762
Electronic Arts, Inc.	238,867	32,335,426
Netflix, Inc.*	19,373	10,106,119
Playtika Holding Corp.*	25,800	702,018
		57,487,325
Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	102,364	24,471,138
Equinix, Inc.	22,656	15,396,791
PotlatchDeltic Corp.	24,200	1,280,664
Prologis, Inc.	239,160	25,350,960
Weyerhaeuser Co.	366,900	13,061,640
		79,561,193
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	36,809	12,974,436
Kroger Co. (The)	307,944	11,082,905
Sprouts Farmers Market, Inc.*	52,400	1,394,888
Walmart, Inc.	142,368	19,337,845
		44,790,074
Food Products — 0.9%
Archer-Daniels-Midland Co.	28,200	1,607,400
Danone SA (France)	210,348	14,409,232
Kraft Heinz Co. (The)	127,200	5,088,000
Mondelez International, Inc. (Class A Stock)	178,986	10,476,050
Tyson Foods, Inc. (Class A Stock)	43,329	3,219,345
		34,800,027
Gas Utilities — 0.2%
UGI Corp.	154,600	6,340,146
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	178,400	21,379,456
Align Technology, Inc.*	7,900	4,278,087
Becton, Dickinson & Co.	141,897	34,502,256
Boston Scientific Corp.*	363,920	14,065,508
Danaher Corp.	112,003	25,209,635
Intuitive Surgical, Inc.*	13,111	9,688,242
Medtronic PLC	211,885	25,029,975
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
ResMed, Inc.	9,900	$1,920,798
		136,073,957
Health Care Providers & Services — 2.2%
Anthem, Inc.	24,400	8,758,380
Cigna Corp.	143,471	34,682,679
HCA Healthcare, Inc.	10,100	1,902,234
McKesson Corp.	26,604	5,188,844
UnitedHealth Group, Inc.	77,010	28,653,111
		79,185,248
Hotels, Restaurants & Leisure — 1.8%
Domino’s Pizza, Inc.	4,300	1,581,497
Marriott International, Inc. (Class A Stock)*	103,190	15,283,471
McDonald’s Corp.	148,354	33,252,065
Starbucks Corp.	95,608	10,447,086
Yum! Brands, Inc.	41,960	4,539,233
		65,103,352
Household Durables — 0.2%
D.R. Horton, Inc.	29,154	2,598,204
Lennar Corp. (Class A Stock)	11,800	1,194,514
PulteGroup, Inc.	67,200	3,523,968
		7,316,686
Household Products — 1.3%
Colgate-Palmolive Co.	163,571	12,894,302
Kimberly-Clark Corp.	75,818	10,542,493
Procter & Gamble Co. (The)	190,579	25,810,114
		49,246,909
Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	364,600	9,774,926
Vistra Corp.	186,300	3,293,784
		13,068,710
Industrial Conglomerates — 1.2%
3M Co.	85,400	16,454,872
Honeywell International, Inc.	133,259	28,926,531
		45,381,403
Insurance — 1.2%
Allstate Corp. (The)	77,755	8,934,050
American Financial Group, Inc.	8,900	1,015,490
Chubb Ltd.	105,204	16,619,076
Hanover Insurance Group, Inc. (The)	10,200	1,320,492
MetLife, Inc.	71,770	4,362,898
Old Republic International Corp.	217,300	4,745,832
Progressive Corp. (The)	66,123	6,322,020
		43,319,858
Interactive Media & Services — 7.7%
Alphabet, Inc. (Class A Stock)*	72,770	150,089,580
Alphabet, Inc. (Class C Stock)*	24,960	51,633,005

A2

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Facebook, Inc. (Class A Stock)*	271,919	$80,088,303
		281,810,888
Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.*	35,206	108,930,180
eBay, Inc.	234,954	14,388,583
		123,318,763
IT Services — 6.2%
Accenture PLC (Class A Stock)	125,791	34,749,764
Amdocs Ltd.	262,190	18,392,628
Automatic Data Processing, Inc.	66,500	12,533,255
Cognizant Technology Solutions Corp. (Class A Stock)	193,839	15,142,703
EPAM Systems, Inc.*	6,600	2,618,154
Fidelity National Information Services, Inc.	163,548	22,996,484
Fiserv, Inc.*	50,314	5,989,379
FleetCor Technologies, Inc.*	44,745	12,019,849
Mastercard, Inc. (Class A Stock)	189,957	67,634,190
Okta, Inc.*	8,110	1,787,687
Shopify, Inc. (Canada) (Class A Stock)*	3,550	3,928,075
Visa, Inc. (Class A Stock)(a)	144,741	30,646,012
		228,438,180
Leisure Products — 0.2%
Brunswick Corp.	47,100	4,491,927
Smith & Wesson Brands, Inc.	151,700	2,647,165
		7,139,092
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	6,600	839,124
Bio-Rad Laboratories, Inc. (Class A Stock)*	13	7,425
ICON PLC (Ireland)*(a)	36,225	7,113,503
Illumina, Inc.*	24,031	9,229,346
PerkinElmer, Inc.	16,900	2,168,101
PRA Health Sciences, Inc.*	117,917	18,080,214
Thermo Fisher Scientific, Inc.	86,904	39,661,247
		77,098,960
Machinery — 1.1%
AGCO Corp.	48,100	6,909,565
Cummins, Inc.	52,800	13,681,008
Fortive Corp.	179,366	12,670,414
Illinois Tool Works, Inc.	600	132,912
Stanley Black & Decker, Inc.	28,212	5,633,090
Timken Co. (The)	10,100	819,817
		39,846,806
Media — 1.1%
Cable One, Inc.	3,345	6,115,864
Charter Communications, Inc. (Class A Stock)*	9,726	6,001,137
Comcast Corp. (Class A Stock)	482,049	26,083,671
News Corp. (Class A Stock)	86,200	2,192,066
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Nexstar Media Group, Inc. (Class A Stock)	8,000	$1,123,440
		41,516,178
Metals & Mining — 0.8%
Freeport-McMoRan, Inc.*	410,600	13,521,058
Newmont Corp.	218,765	13,184,967
Steel Dynamics, Inc.	21,500	1,091,340
		27,797,365
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
TPG RE Finance Trust, Inc.	192,100	2,151,520
Multiline Retail — 1.3%
Dollar General Corp.	70,275	14,239,121
Dollar Tree, Inc.*	49,700	5,688,662
Target Corp.	131,760	26,097,703
		46,025,486
Multi-Utilities — 0.7%
CMS Energy Corp.	70,780	4,333,152
MDU Resources Group, Inc.	137,500	4,346,375
Public Service Enterprise Group, Inc.	41,300	2,486,673
Sempra Energy	99,600	13,204,968
		24,371,168
Oil, Gas & Consumable Fuels — 1.1%
Cimarex Energy Co.	50,900	3,022,951
ConocoPhillips	428,529	22,699,181
Enterprise Products Partners LP, MLP	460,470	10,139,549
Pioneer Natural Resources Co.	27,164	4,314,187
Targa Resources Corp.	26,600	844,550
World Fuel Services Corp.	11,800	415,360
		41,435,778
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	25,799	7,503,639
Medifast, Inc.	3,100	656,642
Nu Skin Enterprises, Inc. (Class A Stock)	30,200	1,597,278
		9,757,559
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	581,693	36,722,279
Eli Lilly & Co.	163,198	30,488,650
Johnson & Johnson	279,683	45,965,901
Merck & Co., Inc.	395,641	30,499,965
Pfizer, Inc.	471,171	17,070,525
Zoetis, Inc.	69,950	11,015,726
		171,763,046
Professional Services — 0.4%
Leidos Holdings, Inc.	172,003	16,560,449
Road & Rail — 1.5%
Canadian National Railway Co. (Canada)	161,951	18,783,077
Norfolk Southern Corp.	110,438	29,654,812

A3

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Old Dominion Freight Line, Inc.	13,366	$3,213,320
Werner Enterprises, Inc.	91,900	4,334,923
		55,986,132
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc.*	169,994	13,344,529
Analog Devices, Inc.	259,092	40,179,987
Applied Materials, Inc.	262,111	35,018,030
ASML Holding NV (Netherlands)	21,050	12,995,428
Broadcom, Inc.	10,300	4,775,698
Cirrus Logic, Inc.*	11,700	992,043
Entegris, Inc.	21,300	2,381,340
FormFactor, Inc.*	24,400	1,100,684
Intel Corp.	388,326	24,852,864
KLA Corp.	32,500	10,738,000
Lam Research Corp.	12,230	7,279,785
MKS Instruments, Inc.	32,700	6,063,234
NXP Semiconductors NV (Netherlands)	64,863	13,059,516
Qorvo, Inc.*	7,700	1,406,790
QUALCOMM, Inc.	65,000	8,618,350
Semtech Corp.*	28,800	1,987,200
Skyworks Solutions, Inc.	48,800	8,953,824
Texas Instruments, Inc.	180,820	34,173,172
		227,920,474
Software — 8.5%
Adobe, Inc.*	86,967	41,341,503
Autodesk, Inc.*	22,200	6,152,730
Cadence Design Systems, Inc.*	34,086	4,669,441
Ceridian HCM Holding, Inc.*	47,730	4,022,207
Coupa Software, Inc.*	11,310	2,878,169
Microsoft Corp.	922,576	217,515,744
NortonLifeLock, Inc.	129,010	2,742,753
Oracle Corp.	184,118	12,919,560
PTC, Inc.*	7,800	1,073,670
salesforce.com, Inc.*	68,262	14,462,670
Synopsys, Inc.*	7,800	1,932,684
Workday, Inc. (Class A Stock)*	6,660	1,654,544
		311,365,675
Specialty Retail — 2.3%
AutoNation, Inc.*	10,000	932,200
AutoZone, Inc.*	40	56,172
Home Depot, Inc. (The)	69,657	21,262,799
L Brands, Inc.*	98,700	6,105,582
Lowe’s Cos., Inc.	102,607	19,513,799
O’Reilly Automotive, Inc.*	15,063	7,640,707
Ross Stores, Inc.	85,210	10,217,531
Tractor Supply Co.	109,822	19,447,280
		85,176,070
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	1,230,405	150,293,971
HP, Inc.	218,400	6,934,200
		157,228,171
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 1.1%
Crocs, Inc.*	23,900	$1,922,755
Deckers Outdoor Corp.*	13,200	4,361,544
LVMH Moet Hennessy Louis Vuitton SE (France)	25,708	17,156,866
NIKE, Inc. (Class B Stock)	85,384	11,346,680
Tapestry, Inc.*	139,300	5,740,553
		40,528,398
Tobacco — 0.3%
Altria Group, Inc.	228,377	11,683,767
Trading Companies & Distributors — 0.1%
Boise Cascade Co.	14,800	885,484
GMS, Inc.*	61,900	2,584,325
		3,469,809

Total Long-Term Investments (cost $2,885,433,965)		3,659,788,530
Short-Term Investments — 1.4%
Affiliated Mutual Funds — 1.3%
PGIM Core Ultra Short Bond Fund(wa)	4,771,595	4,771,595
PGIM Institutional Money Market Fund (cost $44,619,455; includes $44,614,618 of cash collateral for securities on loan)(b)(wa)	44,641,776	44,619,455

Total Affiliated Mutual Funds (cost $49,391,050)		49,391,050

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
0.045%	09/16/21	2,500	2,499,740
(cost $2,499,475)

Total Short-Term Investments (cost $51,890,525)				51,890,790

TOTAL INVESTMENTS—101.4% (cost $2,937,324,490)				3,711,679,320

Liabilities in excess of other assets(z) — (1.4)%				(49,910,651)

Net Assets — 100.0%				$3,661,768,669

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
LP	Limited Partnership
MLP	Master Limited Partnership
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

A4

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,782,537; cash collateral of $44,614,618 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
53	S&P 500 E-Mini Index	Jun. 2021	$10,513,610	$91,362
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5